Payments, Details - USD ($) $ in Thousands	Amount	Type	Country	Govt.	Resource	Ext. Method
#: 1
	$ 191,675	Taxes	UNITED STATES	U.S. Federal Government [Member]	Oil And Natural Gas [Member]	Well